Income Taxes - Deferred tax assets and deferred tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss	$ 53,515	$ 50,616
Intangible assets	32,337	19,660
Research credits	15,056	10,658
Share-based compensation	2,519	1,669
Right of use lease liability	177	207
Accrued expenses	57	71
Other	1	1
Total deferred tax asset	103,662	82,882
Less: valuation allowance	(101,757)	(82,193)
Total net deferred tax asset	1,905	689
Deferred tax liabilities:
Basis difference in fixed assets	(1,728)	(482)
Right of Use Lease Assets	(177)	(207)
Total deferred tax liability	$ (1,905)	$ (689)